Income Taxes (Details) - Schedule of Income Tax Rate Reconciliation - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of statutory tax rate in the PRC to income before income taxes [Abstract]
Provision for income taxes at statutory tax rate in the PRC	$ 578	$ 2,017	$ 2,177
Tax rate differential on entities not subject to PRC income tax	520	(602)	(740)
Effect of income for which no income tax is chargeable	(1,044)	(1,670)	(934)
Effect of expense for which no income tax is deductible	112	188	75
Net change in valuation allowances	90	(62)	(103)
Over provision of income tax in previous years	(1)	(36)
Effective tax	$ 255	$ (165)	$ 475